PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	15 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years
The tables below summarize our property, plant and equipment as at December 31, 2022 and 2021.

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 8)	Total property, plant and equipment
Cost
As at January 1, 2022	1,241	22,307	6,607	1,955	680	1,253	1,330	35,373	2,626	37,999
Additions and transfers	44	1,657	729	165	34	70	376	3,075	451	3,526
Acquisitions from business combinations	—	10	—	—	—	—	—	10	—	10
Disposals and other	(2)	(864)	(344)	(23)	(3)	(11)	—	(1,247)	(149)	(1,396)
As at December 31, 2022	1,283	23,110	6,992	2,097	711	1,312	1,706	37,211	2,928	40,139

Accumulated depreciation
As at January 1, 2022	531	14,642	4,682	1,604	353	880	—	22,692	641	23,333
Depreciation	36	1,170	739	210	40	86	—	2,281	274	2,555
Disposals and other	—	(863)	(342)	(66)	(3)	(11)	—	(1,285)	(38)	(1,323)
As at December 31, 2022	567	14,949	5,079	1,748	390	955	—	23,688	877	24,565

Net carrying amount
As at January 1, 2022	710	7,665	1,925	351	327	373	1,330	12,681	1,985	14,666
As at December 31, 2022	716	8,161	1,913	349	321	357	1,706	13,523	2,051	15,574

(In millions of dollars)	Land and buildings	Cable and wireless networks	Computer equipment and software	Customer premise equipment	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of- use assets (note 8)	Total property, plant and equipment
Cost
As at January 1, 2021	1,210	21,913	6,078	1,954	618	1,230	848	33,851	2,248	36,099
Additions and transfers	29	1,167	849	142	62	57	482	2,788	380	3,168
Acquisitions from business combinations	2	29	1	6	—	3	—	41	—	41
Disposals and other	—	(802)	(321)	(147)	—	(37)	—	(1,307)	(2)	(1,309)
As at December 31, 2021	1,241	22,307	6,607	1,955	680	1,253	1,330	35,373	2,626	37,999

Accumulated depreciation
As at January 1, 2021	496	14,268	4,253	1,515	313	839	—	21,684	397	22,081
Depreciation	35	1,170	751	245	41	80	—	2,322	246	2,568
Disposals and other	—	(796)	(322)	(156)	(1)	(39)	—	(1,314)	(2)	(1,316)
As at December 31, 2021	531	14,642	4,682	1,604	353	880	—	22,692	641	23,333

Net carrying amount
As at January 1, 2021	714	7,645	1,825	439	305	391	848	12,167	1,851	14,018
As at December 31, 2021	710	7,665	1,925	351	327	373	1,330	12,681	1,985	14,666